Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 77,081	$ 53,864	$ 47,281